Basis of Presentation - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Date of authorisation for issue of financial statements	Mar. 14, 2018
Royal Dutch Shell Dividend Access Trust [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Date of authorisation for issue of financial statements	Mar. 14, 2018